Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue [Abstract]
REVENUE

16. REVENUE

The company recognized revenue of AED 59,044 (USD 16,080) from 3D printing sales for the period ended June 30, 2025 (2024: AED 32,796). Revenue is recorded based on the milestone completed with the Company’s revenue recognition policy.

17. REVENUE

The Company recognized revenue of AED 130,043 (USD 35,415) from 3D printing sales for the year ended December 31, 2024. Revenue is recognized upon delivery of products, in accordance with the Company’s revenue recognition policy.

The Company recognized revenue of AED 577,064 from customer Quality Support Solutions Co. Ltd. for the supply of robotics for the year ended December 31, 2023. Revenue is recorded based on the milestone completed with the Company’s revenue recognition policy.

The Company did not recognize any revenue for the year ended December 31, 2022.